[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
DEBT INSTRUMENTS (95.6%)
Argentina (1.9%)
Sovereign (1.9%)
Republic of Argentina
5.83%, 12/31/33		$1,320	$537
8.28%, 12/31/33 (a)		20	19
Republic of Argentina (Linked Variable Rate)
210.00%, 4/10/49 (b)		280	122
			678
Bermuda (0.6%)
Corporate (0.6%)
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15		115	118
10.48%, 1/15/12 (c)		80	82
			200
Brazil (5.3%)
Corporate (0.3%)
Banco ABN Amro Real S.A.
Zero Coupon, 12/13/07	BRL	200	94
Sovereign (5.0%)
Citigroup, Inc.
6.00%, 5/18/09		$150	150
Federative Republic of Brazil
8.00%, 1/15/18		231	254
8.875%, 10/14/19 - 4/15/24		566	674
10.50%, 7/14/14		130	164
14.50%, 10/15/09		450	564
			1,806
			1,900
Bulgaria (0.9%)
Sovereign (0.9%)
Republic of Bulgaria
8.25%, 1/15/15		141	166
Republic of Bulgaria (Registered)
8.25%, 1/15/15		120	142
			308
Canada (2.4%)
Corporate (2.4%)
CanWest Media, Inc.
8.00%, 9/15/12		161	160
CHC Helicopter Corp.
7.375%, 5/1/14		195	185
Husky Oil Co.
8.90%, 8/15/28 (c)(i)		155	164
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		100	96
Novelis, Inc.
7.50%, 2/15/15 (d)		160	153
Quebecor World Capital Corp.
8.75%, 3/15/16 (d)		115	111
			869
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12 (d)		350	370
Colombia (1.7%)
Sovereign (1.7%)
Republic of Colombia
7.375%, 9/18/37		160	162
8.125%, 5/21/24		120	133
8.25%, 12/22/14		88	98

9.75%, 4/9/11	93		101
11.75%, 2/25/20	70		98
			592
Denmark (0.3%)
Corporate (0.3%)
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16 (d)	35		37
TDC A/S
6.50%, 4/19/12	EUR	40	53
			90
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador
10.00%, 8/15/30 (e)	$190		174
France (0.3%)
Corporate (0.3%)
Compagnie Generale de Geophysique S.A.
7.50%, 5/15/15	40		40
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	50	67
			107
Germany (0.3%)
Corporate (0.3%)
Cognis Deutschland GmbH & Co. KG
7.816%, 11/15/13 (c)(d)	$95		124
Indonesia (1.7%)
Corporate (1.7%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15 (c)(d)	95		72
Tranche B, 6.00%, 4/28/18 (c)	291		150
Tranche C, Zero Coupon, 4/28/27 (d)	587		74
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15 (c)	110		84
Tranche A, 6.00%, 4/28/15 (c)(d)	99		76
Tranche B, 6.00%, 4/28/18 (c)(d)	217		116
Tranche C, Zero Coupon, 4/28/27 (d)	268		36
			608
Ireland (0.2%)
Corporate (0.2%)
Smurfit Kappa Funding plc
10.125%, 10/1/12	EUR	40	56
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.50%, 3/30/18 (b)	$180		$46
Luxembourg (1.1%)
Corporate (1.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14 (d)	EUR	145	205
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12 (d)	50		69
Wind Acquisition Finance S.A.
10.75%, 12/1/15 (d)	$115		127
			401
Malaysia (0.5%)
Sovereign (0.5%)
Government of Malaysia
7.50%, 7/15/11	30		33
8.75%, 6/1/09	139		151
			184
Mexico (8.2%)
Corporate (2.5%)
Axtel S.A.
11.00%, 12/15/13	78		88
Pemex Project Funding Master Trust
6.69%, 6/15/10 (c)(d)	380		389
9.125%, 10/13/10	360		404
			881
Sovereign (5.7%)
Mexican Bonos

8.00%, 12/17/15	MXN	4,210	378
10.00%, 12/5/24		11,048	1,146
United Mexican States
7.50%, 1/14/12	$140		154
8.125%, 12/30/19		170	205
8.375%, 1/14/11		85	95
11.50%, 5/15/26		50	79
			2,057
			2,938
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20 (e)		250	250
Nigeria Credit Linked Mortgage Bond
15.00%, 1/30/09		181	193
			443
Panama (1.4%)
Sovereign (1.4%)
Republic of Panama
7.125%, 1/29/26		150	158
7.25%, 3/15/15		60	64
9.375%, 4/1/29		150	194
9.625%, 2/8/11		66	76
			492
Peru (1.5%)
Sovereign (1.5%)
Republic of Peru
8.375%, 5/3/16		90	104
8.75%, 11/21/33		240	295
9.875%, 2/6/15		100	125
			524
Philippines (6.3%)
Sovereign (6.3%)
Republic of Philippines
8.875%, 3/17/15		840	962
9.00%, 2/15/13		180	203
9.50%, 2/2/30		685	846
10.625%, 3/16/25		170	227
			2,238
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered)
9.75%, 6/15/30		110	163
Russia (8.0%)
Corporate (1.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34		290	361
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175%, 5/16/13		100	104
7.175%, 5/16/13 (d)		210	219
			684
Sovereign (6.1%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14
Russian Federation
5.00%, 3/31/30 (d)(e)		301	336
Russian Federation (Registered)
5.00%, 3/31/30 (e)		571	638
8.25%, 3/31/10		262	276
11.00%, 7/24/18		556	800
12.75%, 6/24/28		65	117
			2,167
			2,851
South Africa (0.3%)
Sovereign (0.3%)
Republic of South Africa
13.50%, 9/15/15	ZAR	695	117
Trinidad (0.5%)
Corporate (0.5%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36 (d)		$172	166

Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12		70	76
Turkey (3.4%)
Sovereign (3.4%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 6/28/07		470	433
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07		404	347
Republic of Turkey
7.00%, 9/26/16		230	227
11.00%, 1/14/13		150	181
11.50%, 1/23/12		20	24
			1,212
United Kingdom (0.1%)
Corporate (0.1%)
Esprit Telecom Group plc
11.00%, 6/15/08 (a)(b)(f)	EUR	233	@—
NTL Cable plc
8.75%, 4/15/14	$20		21
			21
United States (42.0%)
Corporate (42.0%)
Advanstar Communications, Inc.
10.75%, 8/15/10		20	22
AES Corp. (The)
8.875%, 2/15/11		9	10
9.00%, 5/15/15 (d)		100	108
9.375%, 9/15/10		16	17
Albertson’s, Inc.
7.25%, 5/1/13		95	94
7.50%, 2/15/11		40	41
Allied Waste North America
5.75%, 2/15/11 (d)		60	58
6.375%, 4/15/11		175	171
8.50%, 12/1/08 (i)		75	79
AMC Entertainment, Inc.
9.66%, 8/15/10 (c)		70	73
American Tower Corp.
7.125%, 10/15/12		80	82
7.50%, 5/1/12		75	77
AmerisourceBergen Corp.
5.625%, 9/15/12		135	133
Amsted Industries, Inc.
10.25%, 10/15/11 (d)		190	204
ArvinMeritor, Inc.
8.75%, 3/1/12		135	130
Berry Plastics Holding Corp.
8.875%, 9/15/14 (d)		105	106
Brown Shoe Co., Inc.
8.75%, 5/1/12		80	84
Buhrmann US, Inc.
7.875%, 3/1/15		40	39
8.25%, 7/1/14		25	25
CA FM Lease Trust
8.50%, 7/15/17 (d)		90	97
Cablevision Systems Corp.
9.62%, 4/1/09 (c)		155	166
Caesar’s Entertainment, Inc.
8.875%, 9/15/08		110	116
CCH I LLC
11.00%, 10/1/15		50	46
Chaparral Energy, Inc.
8.50%, 12/1/15		140	140
Chesapeake Energy Corp.
7.50%, 9/15/13		145	148
7.625%, 7/15/13		25	26

CMS Energy Corp.
7.50%, 1/15/09	215	223
Colorado Interstate Gas Co.
6.80%, 11/15/15	80	81
Community Health Systems, Inc.
6.50%, 12/15/12	180	173
Covalence Specialty Materials Corp.
10.25%, 3/1/16 (d)	105	102
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	105	107
DaVita, Inc.
6.625%, 3/15/13	180	177
Delhaize America, Inc.
8.125%, 4/15/11 (i)	90	97
Dex Media East LLC
12.125%, 11/15/12	48	54
Dex Media West LLC
9.875%, 8/15/13	69	75
Echostar DBS Corp.
6.375%, 10/1/11	120	117
6.625%, 10/1/14	85	81
El Paso Production Holding Co.
7.75%, 6/1/13 (i)	135	139
Equistar Chemicals LP
10.625%, 5/1/11	55	59
10.125%, 9/1/08 (i)	110	117
Exodus Communications, Inc.
11.625%, 7/15/10 (a)(b)(f)	159	@—
Extendicare Health Services, Inc.
6.875%, 5/1/14	160	172
Fisher Scientific International, Inc.
6.125%, 7/1/15	180	180
Ford Motor Co.
7.45%, 7/16/31	120	93
Ford Motor Credit Co.
5.80%, 1/12/09	115	110
Foundation PA Coal Co.
7.25%, 8/1/14	35	35
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	235	240
Fresenius Medical Care Capital Trust IV
7.875, 6/15/11	25	26
General Cable Corp.
9.50%, 11/15/10	45	48
General Motors Acceptance Corp.
4.375%, 12/10/07	115	112
6.875%, 9/15/11	165	164
General Motors Corp.
7.125%, 7/15/13	45	40
8.375%, 7/15/33	115	100
Goodman Global Holding Co., Inc.
8.329%, 6/15/12 (c)	22	22
Graham Packaging Co., Inc.
8.50%, 10/15/12	95	95
9.875%, 10/15/14 (i)	105	104
Graphic Packaging International Corp.
9.50%, 8/15/13 (i)	135	139
Hanover Compressor Co.
8.625%, 12/15/10	25	26
9.00%, 6/1/14	45	48
Hanover Equipment Trust
8.50%, 9/1/08	70	71
8.75%, 9/1/11	35	37
HCA, Inc.
5.75%, 3/15/14	55	43
6.50%, 2/15/16	105	85
7.58%, 9/15/25	65	50
7.69%, 6/15/25	25	20
8.75%, 9/1/10	90	91

Hexcel Corp.
6.75%, 2/1/15		125	120
Hilcorp Energy I LLP
7.75%, 11/1/15 (d)		120	117
10.50%, 9/1/10 (d)		68	74
Host Marriott LP
7.125%, 11/1/13		90	92
Houghton Mifflin Co.
8.25%, 2/1/11		90	93
9.875%, 2/1/13		100	106
Huntsman International LLC
10.125%, 7/1/09 (i)		92	94
Innophos Investments Holdings, Inc. PIK
13.405%, 2/15/15 (c)		87	90
Innophos, Inc.
8.875%, 8/15/14		80	80
Interface, Inc.
7.30%, 4/1/08		25	25
9.50%, 2/1/14		90	93
10.375%, 2/1/10		30	33
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		25	24
7.25%, 8/15/11		55	53
Ipalco Enterprises, Inc.
8.375%, 11/14/08		75	77
8.625%, 11/14/11		30	32
Iron Mountain, Inc.
7.75%, 1/15/15		40	40
8.625%, 4/1/13 (i)		155	159
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		175	167
Johnsondiversey, Inc.
9.625%, 5/15/12 (i)		125	126
9.625%, 5/15/12	EUR	25	33
K&F Acquisition, Inc.
7.75%, 11/15/14	$160		161
Kinder Morgan, Inc.
6.50%, 9/1/12		135	135
Koppers, Inc.
Zero Coupon, 11/15/14 (e)		60	44
9.875%, 10/15/13		45	49
Las Vegas Sands Corp.
6.375%, 2/15/15		105	99
Levi Strauss & Co.
10.26%, 4/1/12 (c)		215	223
LIN Television Corp.
6.50%, 5/15/13		140	131
Linens ‘n Things, Inc.
11.13%, 1/15/14 (d)		140	136
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		42	45
Massey Energy Co.
6.875%, 12/15/13		175	159
MGM Mirage
5.875%, 2/27/14		115	107
6.00%, 10/1/09		85	84
Michael Foods, Inc.
8.00%, 11/15/13		75	77
Millennium America, Inc.
9.25%, 6/15/08		70	72
Monongahela Power Co.
5.00%, 10/1/06 (i)		105	105
MSW Energy Holdings LLC
8.50%, 9/1/10		20	21
MSW Energy Holdings II LLC
7.375%, 9/1/10		85	85
Murrin Murrin Holding Ltd.
9.375%, 8/31/07 (a)(b)(f)		365	@—
Nalco Co.
7.75%, 11/15/11		70	72
8.875%, 11/15/13		100	105

National Mentor Holdings, Inc.
11.25%, 7/1/14 (d)		75	78
Nebraska Book Co., Inc.
8.625%, 3/15/12		40	38
Nevada Power Co.
9.00%, 8/15/13 (i)		95	104
Nortek, Inc.
8.50%, 9/1/14		130	123
Northwest Pipeline Corp.
8.125%, 3/1/10		20	21
Omnicare, Inc.
6.75%, 12/15/13		95	93
Ormat Funding Corp.
8.25%, 12/30/20		146	149
Owens-Illinois, Inc.
7.35%, 5/15/08		20	20
7.50%, 5/15/10 (i)		235	236
Oxford Industries, Inc.
8.875%, 6/1/11		45	46
P.H. Glatfelter
7.125%, 5/1/16 (d)		30	29
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		90	92
PanAmSat Holding Corp.
9.00%, 8/15/14		17	18
Pemex Project Funding Master Trust
9.50%, 9/15/27		480	628
8.625%, 12/1/23		250	301
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		135	137
Phillips-Van Heusen Co.
7.25%, 2/15/11		110	112
Pilgrim’s Pride Corp.
9.25%, 11/15/13 (i)		105	108
9.625%, 9/15/11		205	216
Pogo Producing Co.
6.875%, 10/1/17		115	110
Propex Fabrics, Inc.
10.00%, 12/1/12		65	59
PSEG Energy Holdings LLC
8.625%, 2/15/08		240	250
Qwest Communications International, Inc.
8.91%, 2/15/09 (c)(i)		90	92
Qwest Corp.
5.625%, 11/15/08		25	25
RBS Global, Inc. & Rexnord Corp.
9.50%, 8/1/14 (d)		100	102
Residential Capital Corp.
6.375%, 6/30/10		95	96
Reynolds American, Inc.
6.50%, 7/15/10 (d)		175	177
Rhythms NetConnections, Inc.
13.878%, 5/15/08 (a)(b)(f)		570	@—
14.00%, 2/15/10 (a)(b)(f)		179	@—
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	50	66
10.625%, 5/15/11	$62		67
Smithfield Foods, Inc.
7.00%, 8/1/11 (i)		230	233
7.625%, 2/15/08 (i)		50	51
8.00%, 10/15/09		50	53
Sonic Automotive, Inc.
8.625%, 8/15/13 (i)		230	233
Southern Natural Gas Co.
8.875%, 3/15/10		45	47
Station Casinos, Inc.
6.00%, 4/1/12		180	175
7.75%, 8/15/16		40	42
SunGard Data Systems, Inc.
9.125%, 8/15/13		95	99
9.97%, 8/15/13		5	5

Technical Olympic USA, Inc.
10.375%, 7/1/12	25	22
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10	72	76
Tenet Healthcare Corp.
7.375%, 2/1/13	45	41
9.875%, 7/1/14	45	45
TRW Automotive, Inc.
9.375%, 2/15/13 (i)	102	109
UbiquiTel Operating Co.
9.875%, 3/1/11	100	109
UCAR Finance, Inc.
10.25%, 2/15/12	90	95
Warner Chilcott Corp.
8.75%, 2/1/15	95	99
Westlake Chemical Corp.
6.625%, 1/15/16	80	76
Williams Cos., Inc.
7.875%, 9/1/21	90	95
		14,981
Venezuela (3.2%)
Sovereign (3.2%)
Republic of Venezuela
8.50%, 10/8/14	120	133
9.375%, 1/13/34	172	213
10.75%, 9/19/13	640	784
		1,130
TOTAL DEBT INSTRUMENTS (Cost $34,019)		34,059

	Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd. (g)	290	@—
United States (0.0%)
CVPR Ion Media Network (g)	44,943	4
PNM Resources, Inc. (g)	@—	1
SW Acquisition LP (d)(f)(g)	1	@—
XO Holdings, Inc. (g)	@—	1
		6
TOTAL COMMON STOCKS (Cost $381)		6

	No. of
	Warrants
WARRANTS (0.7%)
Argentina (0.3%)
Republic of Argentina
expiring 12/15/35 (a)(g)	57,062	6
expiring 12/15/35 (g)	2,878,338	85
		91
Nigeria (0.3%)
Central Bank of Nigeria
expiring 11/15/20 (g)	500	100
United States (0.0%)
SW Acquisition LP, expiring 4/1/11 (a)(d)(f)(g)	220	@—
XO Holdings, Inc., Series A, expiring 1/16/10 (g)	576	1
XO Holdings, Inc., Series B, expiring 1/16/10 (g)	433	@—
XO Holdings, Inc., Series C, expiring 1/16/10 (g)	433	@—
		1
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20 (c)(g)	950	34
TOTAL WARRANTS (Cost $49)		226

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (3.7%)
United States (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $1,336 (Cost $1,335) (h)	$1,335	1,335
TOTAL INVESTMENTS + (100.0%) (Cost $35,784)		35,626
LIABILITIES IN EXCESS OF OTHER ASSETS		(2,282)
NET ASSETS		$33,344

(a)	Security was valued at fair value — At September 30, 2006, the Fund held $25,000 of fair valued securities, representing less than 0.1% of net assets.
(b)	Issuer is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2006.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(f)	Security has been deemed illiquid at September 30, 2006.
(g)	Non-income producing security.
(h)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(i)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2006.
@	Face Amount/Value is less than $500.
PIK	Payment-in-Kind
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $35,784,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $158,000 of which $2,002,000 related to appreciated securities and $2,160,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	(Depreciation) (000)
EUR	50	$64	10/27/06	USD	64	$64	$ @—
EUR	74	94	10/27/06	USD	95	95	1
EUR	379	481	10/27/06	USD	484	484	3
		$639				$643	$4

USD -     United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of Contracts	Value (000)	Expiration Date	(Depreciation) (000)
Short:
2 Year U.S. Treasury Note	24	$4,908	Dec-06	$(15)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006